Virtus Foreign Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (10/10/03)	Class I Since Inception (5/15/06)

Class A
Return Before Taxes	12.94%	-1.95%	10.47%	—	—
Return After Taxes on Distributions	12.88%	-1.90%	10.14%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	-1.45%	9.36%	—	—

Class C
Return Before Taxes	18.97%	-1.53%	—	9.34%	—

Class I
Return Before Taxes	20.17%	-0.51%	—	—	4.45%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.89%	3.67%
Morgan Stanley Capital International EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	-3.69%	8.21%	6.24%	0.18%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/ForeignOpps AfterTaxPerf (5/13)

Virtus Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (7/25/03)	Class I Since Inception (12/28/06)

Class A
Return Before Taxes	9.82%	4.28%	11.44%	—	—
Return After Taxes on Distributions	9.46%	3.71%	10.49%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	6.37%	3.29%	9.69%	—	—

Class B
Return Before Taxes	11.63%	4.72%	11.25%	—	—

Class C
Return Before Taxes	15.63%	4.73%	—	10.11%	—

Class I
Return Before Taxes	16.80%	5.79%	—	—	1.81%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.99%	2.29%
FTSE NAREIT Equity REITs Index (reflects no deduction of fees, expenses or taxes)	18.06%	5.45%	11.63%	10.23%	1.59%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/RESF AfterTaxPerf (5/13)

Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GLOBAL COMMODITIES STOCK FUND

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	0.67%	-5.35%
Return After Taxes on Distributions	0.42%	-5.47%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	-4.50%

Class C
Return Before Taxes	5.97%	-2.90%

Class I
Return Before Taxes	7.09%	-1.92%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI AC World Commodity Producer Sector Capped Index (net) (reflects no deduction of fees, expenses or taxes)	6.84%	-4.87%

VIRTUS GLOBAL DIVIDEND FUND

	1 Year	5 Years	Class A and Class C Since Inception (12/30/04)	Class I Since Inception (6/6/08)

Class A
Return Before Taxes	4.78%	0.04%	6.41%	—
Return After Taxes on Distributions	4.36%	0.00%	6.09%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	0.35%	5.76%	—

Class C
Return Before Taxes	10.31%	0.50%	6.41%	—

Class I
Return Before Taxes	11.45%	—	—	2.69%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.23%	3.32%
Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes)	6.65%	-1.08%	6.09%	-0.20%

VIRTUS GLOBAL OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	12.54%	-1.72%	6.78%	—
Return After Taxes on Distributions	12.49%	-1.68%	6.59%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.22%	-1.31%	6.05%	—

Class B
Return Before Taxes	14.50%	-1.26%	6.63%	—

Class C
Return Before Taxes	18.47%	-1.28%	6.62%	—

Class I
Return Before Taxes	—	—	—	8.30%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	2.72%
MSCI AC World Index (net) (reflects no deduction of fees, expenses or taxes)	16.13%	-1.16%	8.11%	6.20%

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

	1 Year	Since Inception (3/2/09)

Class A
Return Before Taxes	16.30%	30.58%
Return After Taxes on Distributions	15.20%	28.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	25.56%

Class C
Return Before Taxes	22.45%	31.63%

Class I
Return Before Taxes	23.70%	32.97%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	22.96%
FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction of fees, expenses or taxes)	22.54%	32.80%

VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	17.43%	18.12%
Return After Taxes on Distributions	17.01%	16.58%
Return After Taxes on Distributions and Sale of Fund Shares	12.32%	15.24%

Class C
Return Before Taxes	23.60%	19.12%

Class I
Return Before Taxes	24.89%	20.35%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.94%
MSCI AC Asia Pacific ex Japan Index (net) (reflects no deduction of fees, expenses or taxes)	22.31%	18.87%

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	18.42%	16.40%
Return After Taxes on Distributions	17.92%	15.44%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	14.30%

Class C
Return Before Taxes	24.75%	17.39%

Class I
Return Before Taxes	25.98%	18.56%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	17.45%
MSCI Europe Index (net) (reflects no deduction of fees, expenses or taxes)	19.12%	14.27%

VIRTUS INTERNATIONAL EQUITY FUND

	1 Year	Since Inception (9/16/10)

Class A
Return Before Taxes	9.18%	5.82%
Return After Taxes on Distributions	9.20%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	5.19%

Class C
Return Before Taxes	14.82%	7.60%

Class I
Return Before Taxes	15.99%	8.70%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	13.31%
MSCI EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	5.33%

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

	1 Year	5 Years	Since Inception (10/1/07)

Class A
Return Before Taxes	27.11%	-0.11%	-2.27%
Return After Taxes on Distributions	24.30%	-1.66%	-3.81%
Return After Taxes on Distributions and Sale of Fund Shares	18.34%	-0.80%	-2.61%

Class C
Return Before Taxes	33.98%	0.35%	-1.89%

Class I
Return Before Taxes	35.25%	1.35%	-0.90%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	0.68%
FTSE EPRA/NAREIT Developed Rental ex U.S. Index (net) (reflects no deduction of fees, expenses or taxes)	30.76%	-0.49%	-2.79%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/InternationalFunds AfterTaxPerf (5/13)

Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Allocator Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	2.51%	0.85%
Return After Taxes on Distributions	2.46%	0.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	0.76%

Class C
Return Before Taxes	7.99%	3.52%

Class I
Return Before Taxes	8.97%	4.49%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
Dow Jones Global Moderate Portfolio Index (net) (reflects no deduction of fees, expenses or taxes)	11.24%	5.99%

Virtus AlphaSectorSM Rotation Fund*

	1 Year	5 Years	Class A and Class C Since Inception (8/1/03)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	5.57%	0.48%	4.82%	—
Return After Taxes on Distributions	4.35%	-0.02%	4.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	0.25%	3.92%	—

Class C
Return Before Taxes	11.18%	0.94%	4.71%	—

Class I
Return Before Taxes	12.31%	—	—	11.27%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	6.21%	12.89%
AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes)	16.00%	3.49%	6.63%	12.89%

*	Note that the Supplemental Performance appearing in the fund’s current prospectuses is correct as shown in those prospectuses.

Virtus Alternatives Diversifier Fund

	1 Year	5 Years	Class A and Class C Since Inception (11/30/05)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	3.40%	-0.89%	2.16%	—
Return After Taxes on Distributions	3.05%	-1.25%	1.81%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.54%	-0.89%	1.73%	—

Class C
Return Before Taxes	8.85%	-0.45%	2.25%	—

Class I
Return Before Taxes	9.99%	—	—	7.73%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.07%	12.89%
Composite Benchmark (reflects no deduction of fees, expenses or taxes)	6.96%	0.68%	4.21%	7.22%

Virtus Dynamic AlphaSectorSM Fund**

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.48%	-2.05%	-1.48%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	-1.65%	-1.16%	—

Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—

Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—

Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

**	This performance information supersedes the performance information contained in the supplement dated May 17, 2013.

Virtus Global Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	4.86%	0.80%
Return After Taxes on Distributions	4.88%	0.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	0.78%

Class C
Return Before Taxes	10.35%	3.38%

Class I
Return Before Taxes	11.47%	4.39%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI World Index (net) (reflects no deduction of fees, expenses or taxes)	15.83%	5.30%

Virtus Premium AlphaSectorSM Fund

	1 Year	Since Inception (7/1/10)

Class A
Return Before Taxes	3.73%	10.04%
Return After Taxes on Distributions	3.59%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	8.62%

Class C
Return Before Taxes	9.24%	11.83%

Class I
Return Before Taxes	10.31%	12.93%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.47%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/AlphaSectorFunds AfterTaxPerf (5/13)

Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Bond Fund

	1 Year	5 Years	10 Years

Class A
Return Before Taxes	4.13%	5.84%	5.12%
Return After Taxes on Distributions	3.02%	4.37%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.66%	4.11%	3.47%

Class B
Return Before Taxes	3.39%	5.86%	4.72%

Class C
Return Before Taxes	7.36%	5.85%	4.73%

Class I
Return Before Taxes	8.49%	6.92%	5.79%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%

Virtus CA Tax-Exempt Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (9/29/06)

Class A
Return Before Taxes	5.46%	4.87%	4.08%	—
Return After Taxes on Distributions	5.25%	4.82%	3.97%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.14%	4.72%	3.98%	—

Class I
Return Before Taxes	8.72%	5.73%	—	5.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.06%
Barclays California Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	8.15%	6.11%	5.30%	5.52%

Virtus High Yield Fund

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	11.84%	5.32%	6.44%	—
Return After Taxes on Distributions	9.27%	2.57%	3.76%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	2.82%	3.88%	—

Class B
Return Before Taxes	11.09%	5.35%	6.05%	—

Class C
Return Before Taxes	15.22%	5.35%	6.06%	—

Class I
Return Before Taxes	—	—	—	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	0.90%
Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction of fees, expenses or taxes)	15.78%	10.45%	10.60%	5.24%

Virtus Multi-Sector Intermediate Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	9.80%	7.24%	7.28%	—
Return After Taxes on Distributions	7.51%	4.72%	4.91%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	4.64%	4.81%	—

Class B
Return Before Taxes	8.99%	7.25%	6.90%	—

Class C
Return Before Taxes	13.33%	7.28%	6.91%	—

Class I
Return Before Taxes	14.46%	—	—	10.86%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%

Virtus Senior Floating Rate Fund

	1 Year	Since Inception (1/31/08)

Class A
Return Before Taxes	5.72%	5.69%
Return After Taxes on Distributions	3.88%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	3.49%

Class C
Return Before Taxes	8.00%	5.55%

Class I
Return Before Taxes	8.98%	6.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.69%
S&P/LSTA Leveraged Loan Index (net) (reflects no deduction of fees, expenses or taxes)	9.66%	6.48%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/OtherFunds AfterTaxPerf (5/13)

Virtus Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (6/6/08)	Class T Since Inception (6/2/03)

Class A
Return Before Taxes	6.93%	6.30%	5.52%	—	—
Return After Taxes on Distributions	5.36%	4.36%	3.73%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	4.47%	4.21%	3.65%	—	—

Class B
Return Before Taxes	7.37%	6.24%	5.24%	—	—

Class C
Return Before Taxes	9.01%	6.49%	5.54%	—	—

Class I
Return Before Taxes	9.66%	—	—	7.76%	—

Class T
Return Before Taxes	8.49%	5.98%	—	—	4.65%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.17%	4.99%
B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction of fees, expenses or taxes)	4.90%	4.53%	4.23%	4.47%	3.99%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/MSSTBF AfterTaxPerf (5/13)